RELATED PARTY TRANSACTIONS AND AMOUNTS OWING (Detail Textuals)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CAD
Related Party Transaction [Line Items]
Share-based compensation	$ 147,622	$ 45,840	$ 9,452
Amounts owing to related parties	6,663,086	6,340,101
Officers And Directors
Related Party Transaction [Line Items]
Management and consulting fees	206,932	268,945	240,210
Share-based compensation	147,622	$ 45,832	$ 3,972
Officer | Accounts Payable
Related Party Transaction [Line Items]
Amounts owing to related parties	7,586
Officer | Accrued liabilities
Related Party Transaction [Line Items]
Amounts owing to related parties	1,798
Director
Related Party Transaction [Line Items]
Amounts owing to related parties	6,663,086	$ 6,340,101
Director | Accounts Payable
Related Party Transaction [Line Items]
Amounts owing to related parties	6,828	$ 16,292
Director | Accrued liabilities
Related Party Transaction [Line Items]
Amounts owing to related parties	3,583
President
Related Party Transaction [Line Items]
Amounts owing to related parties	180,625			CAD 250,000
Several directors
Related Party Transaction [Line Items]
Amounts owing to related parties	$ 238,425			CAD 330,000